UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and
Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1. Reports to Stockholders

Delaware FundsSM by MACQUARIE

Semiannual report

Closed-end fund

Delaware Enhanced Global Dividend and Income Fund

May 31, 2017

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide. For more information, including press releases, please visit delawarefunds.com/closed-end.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of MIMBT, which is a US registered investment advisor.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Common Stock	69.85%
Consumer Discretionary	10.37%
Consumer Staples	6.37%
Diversified REITs	0.33%
Energy	4.60%
Financials	10.76%
Healthcare	8.43%
Healthcare REITs	0.26%
Hotel REITs	0.82%
Industrial REITs	0.53%
Industrials	11.89%
Information Technology	4.88%
Information Technology REIT	0.04%
Mall REITs	0.46%
Manufactured Housing REITs	0.17%
Materials	1.41%
Mortgage REIT	0.23%
Multifamily REITs	1.28%
Office REITs	0.94%
Self-Storage REIT	0.04%
Shopping Center REITs	0.60%
Telecommunications	4.44%
Utilities	1.00%

Convertible Preferred Stock	2.34%

Exchange-Traded Note	0.01%

Agency Collateralized Mortgage Obligation	0.02%

Agency Commercial Mortgage-Backed Securities	0.01%

Agency Mortgage-Backed Securities	0.03%

Commercial Mortgage-Backed Securities	0.02%

Convertible Bonds	14.26%
Brokerage	0.90%
Capital Goods	0.45%
Communications	1.63%
Consumer Cyclical	0.79%
Consumer Non-Cyclical	2.82%
Energy	0.57%
Financials	1.06%
Industrials	0.94%
Real Estate Investment Trusts	1.81%
Technology	3.29%

Corporate Bonds	43.08%
Banking	1.84%

Security type / sector	Percentage of net assets

Basic Industry	7.29%
Brokerage	0.01%
Capital Goods	1.49%
Consumer Cyclical	2.85%
Consumer Non-Cyclical	1.94%
Electric	0.28%
Energy	7.39%
Financials	0.64%
Healthcare	3.27%
Insurance	0.67%
Media	4.41%
Real Estate Investment Trusts	1.75%
Services	2.17%
Technology	1.79%
Telecommunications	3.79%
Transportation	0.32%
Utilities	1.18%

Non-Agency Asset-Backed Securities	0.06%

Non-Agency Collateralized Mortgage Obligation	0.00%

Regional Bond	0.53%

Loan Agreements	1.06%

Sovereign Bonds	4.11%

US Treasury Obligations	0.73%

Leveraged Non-Recourse Security	0.00%

Limited Partnership	0.42%

Master Limited Partnership	0.25%

Preferred Stock	0.62%

Rights	0.01%

Warrant	0.00%

Short-Term Investments	2.64%

Total Value of Securities	140.05%

Borrowing Under Line of Credit	(41.14%)

Receivables and Other Assets Net of Liabilities	1.09%

Total Net Assets	100.00%

(continues)	1

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Country*	Percentage of net assets

Argentina	0.66%
Australia	1.33%
Austria	0.46%
Barbados	0.25%
Belgium	0.03%
Canada	1.65%
Cayman Islands	0.83%
China/Hong Kong	2.53%
Colombia	0.23%
Denmark	1.08%
France	10.87%
Germany	2.83%
Indonesia	3.50%
Ireland	0.52%
Israel	0.86%
Italy	1.18%
Jamaica	0.55%
Japan	12.41%
Luxembourg	1.88%
Mexico	2.93%
Netherlands	3.98%
Puerto Rico	0.30%
Republic of Korea	1.76%
Russia	0.49%
Singapore	0.03%
Sweden	2.68%
Switzerland	2.06%
United Kingdom	6.72%
United States	72.81%

Total	137.41%

* Allocation includes all investments except for short-term investments.

The percentage of net assets exceeds 100.00% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in Note 5 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 69.85%❖

Consumer Discretionary – 10.37%
Bayerische Motoren Werke	22,308	$2,087,222
Ford Motor	81,900	910,728
Kering	7,235	2,392,718
Mattel	34,200	783,522
Nitori Holdings	13,308	1,945,431
Publicis Groupe	12,256	938,274
Sumitomo Rubber Industries	107,800	1,837,710
Target	17,100	943,065
Techtronic Industries	423,000	2,000,314
Toyota Motor	52,205	2,796,208
Valeo	19,114	1,330,602
Yue Yuen Industrial Holdings	679,000	2,705,527

		20,671,321

Consumer Staples – 6.37%
Archer-Daniels-Midland	12,700	528,066
Carlsberg Class B	19,822	2,158,388
Coca-Cola Amatil	171,302	1,188,851
CVS Health	6,900	530,127
Imperial Brands	35,705	1,669,489
Japan Tobacco	62,900	2,363,223
Kimberly-Clark	8,700	1,128,651
Kraft Heinz	6,600	608,520
Procter & Gamble	12,700	1,118,743
Reynolds American	11,864	797,854
Wal-Mart Stores	7,600	597,360

		12,689,272

Diversified REITs – 0.33%
Colony NorthStar	5,520	77,998
Forest City Realty Trust	3,130	71,270
Gramercy Property Trust	0	0
Investors Real Estate Trust	10,260	60,021
Lexington Realty Trust	14,178	136,250
Mapletree Logistics Trust	70,996	60,033
Orix JREIT	40	63,350
Vornado Realty Trust	1,973	181,911

		650,833

Energy – 4.60%
Chevron	7,200	745,056
ConocoPhillips	11,900	531,811
Occidental Petroleum	21,300	1,255,209
Royal Dutch Shell ADR	20,200	1,135,442
Suncor Energy	49,500	1,549,291
TOTAL	39,025	2,072,257
TOTAL ADR	22,300	1,166,290

	Number of shares	Value (US $)

Common Stock❖ (continued)

Energy (continued)
Williams	24,900	$712,140

		9,167,496

Financials – 10.76%
Arthur J. Gallagher	20,600	1,168,638
Ashford †	632	34,175
AXA	99,921	2,664,726
Bank Rakyat Indonesia Persero	1,710,900	1,859,255
BB&T	26,200	1,091,230
ING Groep	149,857	2,506,610
Mitsubishi UFJ Financial Group	562,928	3,511,756
Nordea Bank	212,464	2,728,097
Nordea Bank FDR	50,294	645,770
Standard Chartered †	238,401	2,248,161
UniCredit †	108,717	1,901,521
Wells Fargo & Co.	21,100	1,079,054

		21,438,993

Healthcare – 8.43%
Abbott Laboratories	21,300	972,558
AbbVie	14,200	937,484
Amgen	3,500	543,340
AstraZeneca ADR	32,900	1,131,431
Brookdale Senior Living †	72,759	999,708
Cardinal Health	10,100	750,329
Johnson & Johnson	6,100	782,325
Merck & Co.	18,500	1,204,535
Novartis	35,919	2,940,867
Pfizer	39,760	1,298,164
Sanofi	37,205	3,684,998
Teva Pharmaceutical Industries ADR	55,600	1,549,016

		16,794,755

Healthcare REITs – 0.26%
Healthcare Realty Trust	2,185	72,673
Healthcare Trust of America Class A	3,897	119,599
MedEquities Realty Trust	19,000	221,920
Welltower	1,589	115,266

		529,458

Hotel REITs – 0.82%
Ashford Hospitality Prime	13,251	127,475
Ashford Hospitality Trust	55,000	338,800
Hospitality Properties Trust	10,500	303,660
Host Hotels & Resorts	5,587	100,510
MGM Growth Properties	18,409	518,213

(continues)	3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Number of shares	Value (US $)

Common Stock❖ (continued)

Hotel REITs (continued)
Pebblebrook Hotel Trust	2,792	$86,329
Summit Hotel Properties	9,300	166,470

		1,641,457

Industrial REITs – 0.53%
Duke Realty	8,297	237,875
Goodman Group	49,447	312,304
Prologis Property Mexico †	116,800	201,703
Terreno Realty	9,357	305,787

		1,057,669

Industrials – 11.89%
Deutsche Post	71,191	2,600,303
East Japan Railway	28,361	2,718,303
ITOCHU	216,602	3,076,433
Koninklijke Philips	74,430	2,630,400
Lockheed Martin	2,900	815,277
Meggitt	267,812	1,732,213
MINEBEA MITSUMI	122,900	2,005,240
Rexel	55,522	977,971
Teleperformance	15,838	2,071,834
United Technologies	5,100	618,528
Vinci	37,565	3,280,100
Waste Management	16,000	1,166,560

		23,693,162

Information Technology – 4.88%
CA	35,200	1,118,304
Canon ADR	23,000	800,860
Cisco Systems	34,100	1,075,173
Intel	31,100	1,123,021
Playtech	165,148	2,105,507
Samsung Electronics	1,757	3,507,409

		9,730,274

Information Technology REIT – 0.04%
Crown Castle International	751	76,339

		76,339

Mall REITs – 0.46%
GGP	14,991	334,000
Pennsylvania Real Estate Investment Trust	8,500	90,950
Simon Property Group	2,725	420,331
Taubman Centers	1,107	67,693

		912,974

Manufactured Housing REITs – 0.17%
Equity LifeStyle Properties	3,156	266,366
Sun Communities	813	70,032

		336,398

	Number of shares	Value (US $)

Common Stock❖ (continued)

Materials – 1.41%
Dow Chemical	18,400	$1,140,064
Rio Tinto	33,926	1,356,163
Tarkett	6,400	319,355

		2,815,582

Mortgage REIT – 0.23%
Starwood Property Trust	20,900	460,218

		460,218

Multifamily REITs – 1.28%
ADO Properties 144A #	9,915	426,307
American Homes 4 Rent	9,991	224,498
Apartment Investment & Management	3,765	161,594
Equity Residential	20,063	1,305,901
Gecina	394	60,570
Invitation Homes	6,936	149,263
Mid-America Apartment Communities	1,576	160,657
Vonovia	1,371	53,865

		2,542,655

Office REITs – 0.94%
alstria office REIT	33,657	469,772
Champion REIT	125,000	81,488
Easterly Government Properties	17,485	347,252
Equity Commonwealth †	11,822	367,900
Hudson Pacific Properties	2,339	76,626
Intervest Offices & Warehouses	2,500	62,290
Kenedix Office Investment	50	278,555
Mack-Cali Realty	2,390	63,598
SL Green Realty	1,235	124,772

		1,872,253

Self-Storage REIT – 0.04%
Jernigan Capital	4,000	89,200

		89,200

Shopping Center REITs – 0.60%
Brixmor Property Group	5,357	96,640
Charter Hall Retail REIT	71,117	229,869
First Capital Realty	2,922	43,543
Kimco Realty	5,734	100,574
Kite Realty Group Trust	12,316	221,319
Link REIT	33,000	260,441
Retail Properties of America	4,117	50,639
Urban Edge Properties	2,095	49,945
Washington Prime Group	8,074	61,605

	Number of shares	Value (US $)

Common Stock❖ (continued)

Shopping Center REITs (continued)
Weingarten Realty Investors	2,070	$62,286
Wheeler Real Estate Investment Trust	3,317	26,536

		1,203,397

Telecommunications – 4.44%
AT&T	32,800	1,263,784
Century Communications =†	125,000	0
Mobile TeleSystems ADR	110,200	970,862
Nippon Telegraph & Telephone	69,802	3,345,454
Tele2 Class B	190,261	1,958,125
Verizon Communications	28,300	1,319,912

		8,858,137

Utilities – 1.00%
American Water Works	800	62,544
Edison International	7,600	619,932
National Grid	38,650	542,556
National Grid ADR	11,275	772,337

		1,997,369

Total Common Stock (cost $119,759,760)		139,229,212

Convertible Preferred Stock – 2.34%

A Schulman 6.00% exercise price $52.33, expiration date 12/31/49	542	447,963
AMG Capital Trust II 5.15% exercise price $200.00, expiration date 10/15/37	11,440	659,945
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	566	702,406
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28	13,901	690,880
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	533	756,838
Teva Pharmaceutical Industries 7.00% exercise price $75.00, expiration date 12/15/18	329	164,500
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	695	879,863

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)

Welltower 6.50% exercise price $57.42, expiration date 12/31/49	5,500	$356,730

Total Convertible Preferred Stock (cost $4,430,385)		4,659,125

Exchange-Traded Note – 0.01%

iPATH S&P 500 VIX Short-Term Futures ETN †	1,562	21,056

Total Exchange-Traded Note (cost $1,177,623)		21,056

	Principal amount°

Agency Collateralized Mortgage Obligation – 0.02%

Fannie Mae REMICS Series 2001-50 BA 7.00% 10/25/41	43,852	50,050

Total Agency Collateralized Mortgage Obligation (cost $44,819)		50,050

Agency Commercial Mortgage-Backed Securities – 0.01%

FREMF Mortgage Trust
Series 2011-K15 B 144A 4.948% 8/25/44 #●	10,000	10,934
Series 2012-K22 B 144A 3.686% 8/25/45 #●	10,000	10,473

Total Agency Commercial Mortgage-Backed Securities (cost $21,214)		21,407

Agency Mortgage-Backed Securities – 0.03%

Fannie Mae ARM
2.931% 10/1/36 ●	3,462	3,637
2.991% 11/1/35 ●	3,708	3,889
3.091% 3/1/38 ●	5,058	5,301
3.10% 10/1/36 ●	4,316	4,554
3.273% 9/1/43 ●	2,904	3,009
3.458% 4/1/36 ●	13,686	14,465
Fannie Mae S.F. 30 yr 6.50% 5/1/40	865	974
Freddie Mac ARM
2.681% 10/1/36 ●	7,177	7,580
2.739% 2/1/47 ●	4,975	5,033
GNMA II S.F. 30 yr 6.00% 2/20/40	3,508	3,973

(continues)	5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr 6.50% 10/20/39	923	$1,046

Total Agency Mortgage-Backed Securities (cost $51,811)		53,461

Commercial Mortgage-Backed Securities – 0.02%

Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.972% 2/10/51 ●	30,413	30,496
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	7,709	6,716

Total Commercial Mortgage-Backed Securities (cost $41,730)		37,212

Convertible Bonds – 14.26%

Brokerage – 0.90%
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	844,000	809,185
Jefferies Group 3.875% exercise price $43.83, maturity date 11/1/29	968,000	976,470

		1,785,655

Capital Goods – 0.45%
Aerojet Rocketdyne Holdings 144A 2.25% exercise price $26.00, maturity date 12/15/23 #	193,000	209,646
Kaman 144A 3.25% exercise price $65.26, maturity date 5/1/24 #	685,000	684,144

		893,790

Communications – 1.63%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	384,000	400,320
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	1,131,000	1,171,377
DISH Network 144A 2.375% exercise price $82.22, maturity date 3/15/24 #	702,000	735,784

	Principal	Value
	amount°	(US $)

Convertible Bonds (continued)

Communications (continued)
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	639,000	$746,432
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	178,000	192,907

		3,246,820

Consumer Cyclical – 0.79%
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	414,000	394,853
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	1,149,000	1,189,215

		1,584,068

Consumer Non-Cyclical – 2.82%
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	1,165,000	1,156,263
HealthSouth 2.00% exercise price $36.73, maturity date 12/1/43	701,000	888,518
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	597,000	848,113
NuVasive 2.25% exercise price $59.82, maturity date 3/15/21	285,000	389,737
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	952,000	948,430
Vector Group
1.75% exercise price $23.46, maturity date 4/15/20 ●	1,007,000	1,160,567
2.50% exercise price $15.22, maturity date 1/15/19 ●	157,000	230,618

		5,622,246

Energy – 0.57%
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	839,000	764,539

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Energy (continued)
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	395,000	$370,312

		1,134,851

Financials – 1.06%
Ares Capital 144A 3.75% exercise price $19.39, maturity date 2/1/22 #	449,000	449,842
Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #	734,000	821,621
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	814,000	842,490

		2,113,953

Industrials – 0.94%
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	967,000	959,143
General Cable 4.50% exercise price $31.33, maturity date 11/15/29 f	1,211,000	918,090

		1,877,233

Real Estate Investment Trusts – 1.81%
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	604,000	605,887
5.25% exercise price $27.99, maturity date 12/1/18	758,000	860,330
Spirit Realty Capital 3.75% exercise price $13.00, maturity date 5/15/21	916,000	894,822
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	1,219,000	1,244,910

		3,605,949

Technology – 3.29%
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	1,096,000	1,061,750
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	469,000	610,286

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Technology (continued)
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	638,000	$688,242
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	504,000	597,240
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	758,000	763,685
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	662,000	794,814
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	862,000	961,669
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	1,101,000	1,073,475

		6,551,161

Total Convertible Bonds (cost $26,864,449)		28,415,726

Corporate Bonds – 43.08%

Banking – 1.84%
Ally Financial 5.75% 11/20/25	525,000	547,312
Bank of America 3.705% 4/24/28 ●	25,000	25,236
4.183% 11/25/27	5,000	5,110
Bank of New York Mellon 2.20% 8/16/23	5,000	4,878
2.50% 4/15/21	10,000	10,126
3.442% 2/7/28 ●	5,000	5,115
4.625% 12/29/49 ●	5,000	4,987
BB&T 2.45% 1/15/20	35,000	35,489
Citizens Financial Group 4.30% 12/3/25	5,000	5,243
Credit Suisse Group 144A 6.25% 12/29/49 #●	485,000	513,085
Goldman Sachs Group
3.85% 1/26/27	50,000	50,977
5.15% 5/22/45	5,000	5,466
Huntington Bancshares 2.30% 1/14/22	5,000	4,935
JPMorgan Chase & Co. 3.54% 5/1/28 ●	5,000	5,036
4.26% 2/22/48 ●	10,000	10,334

(continues)	7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Lloyds Banking Group 7.50% 4/30/49 ●	245,000	$270,113
Morgan Stanley 3.95% 4/23/27	10,000	10,159
4.375% 1/22/47	5,000	5,168
PNC Financial Services Group 3.15% 5/19/27	10,000	10,030
5.00% 12/29/49 ●	5,000	5,113
Popular 7.00% 7/1/19	570,000	599,925
Royal Bank of Scotland Group 6.10% 6/10/23	15,000	16,464
8.625% 12/29/49 ●	655,000	718,862
Santander UK Group Holdings 2.875% 10/16/20	15,000	15,239
State Street 3.10% 5/15/23	5,000	5,112
3.30% 12/16/24	5,000	5,182
3.55% 8/18/25	5,000	5,239
SunTrust Banks 2.70% 1/27/22	5,000	5,041
Toronto-Dominion Bank 2.50% 12/14/20	5,000	5,070
UBS Group 6.875% 12/29/49 ●	600,000	646,945
US Bancorp 3.10% 4/27/26	5,000	4,999
USB Capital IX 3.50% 10/29/49 ●	80,000	68,900
Wells Fargo & Co. 3.584% 5/22/28 ●	10,000	10,127
4.75% 12/7/46	15,000	15,845
Westpac Banking 4.322% 11/23/31 ●	5,000	5,158
Zions Bancorporation 4.50% 6/13/23	5,000	5,304

		3,667,324

Basic Industry – 7.29%
Barrick North America Finance 5.75% 5/1/43	5,000	6,040
BMC East 144A 5.50% 10/1/24 #	255,000	267,113
Boise Cascade 144A 5.625% 9/1/24 #	425,000	443,063
Builders FirstSource 144A 5.625% 9/1/24 #	215,000	223,869
144A 10.75% 8/15/23 #	380,000	441,750
Cemex 144A 5.70% 1/11/25 #	1,000,000	1,052,500
144A 7.75% 4/16/26 #	655,000	745,390

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Cemex Finance 144A 6.00% 4/1/24 #	200,000	$211,520
CF Industries 6.875% 5/1/18	10,000	10,450
Chemours 5.375% 5/15/27	415,000	434,194
Cliffs Natural Resources 144A 5.75% 3/1/25 #	210,000	201,600
Dow Chemical 8.55% 5/15/19	34,000	38,366
FMG Resources August 2006 144A 4.75% 5/15/22 #	240,000	243,450
144A 5.125% 5/15/24 #	245,000	247,756
144A 6.875% 4/1/22 #	400,000	414,100
Freeport-McMoRan 144A 6.875% 2/15/23 #	705,000	742,013
Georgia-Pacific 8.00% 1/15/24	10,000	12,885
Hudbay Minerals 144A 7.25% 1/15/23 #	45,000	47,250
144A 7.625% 1/15/25 #	355,000	383,180
International Paper 4.40% 8/15/47	10,000	10,066
INVISTA Finance 144A 4.25% 10/15/19 #	10,000	10,287
James Hardie International Finance 144A 5.875% 2/15/23 #	415,000	438,863
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	165,000	187,687
Koppers 144A 6.00% 2/15/25 #	435,000	458,925
Kraton Polymers 144A 10.50% 4/15/23 #	380,000	441,750
Lennar 4.50% 4/30/24	430,000	437,525
4.75% 5/30/25	215,000	221,912
M/I Homes 6.75% 1/15/21	400,000	422,000
NCI Building Systems 144A 8.25% 1/15/23 #	340,000	370,175
New Gold 144A 6.25% 11/15/22 #	146,000	150,745
144A 7.00% 4/15/20 #	150,000	152,625
NOVA Chemicals 144A 5.00% 5/1/25 #	285,000	286,425
144A 5.25% 6/1/27 #	185,000	185,463
Novelis 144A 6.25% 8/15/24 #	525,000	554,453
Olin 5.125% 9/15/27	430,000	445,587
PQ 144A 6.75% 11/15/22 #	280,000	305,200
PulteGroup 5.00% 1/15/27	215,000	219,031

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Sherwin-Williams 2.75% 6/1/22	5,000	$5,025
Standard Industries 144A 5.00% 2/15/27 #	430,000	441,287
Steel Dynamics 5.00% 12/15/26	420,000	428,400
Summit Materials
6.125% 7/15/23	420,000	441,000
8.50% 4/15/22	120,000	135,300
US Concrete 6.375% 6/1/24	405,000	425,250
Vale Overseas 6.25% 8/10/26	585,000	633,262
Westlake Chemical 5.00% 8/15/46	5,000	5,258
Zekelman Industries 144A 9.875% 6/15/23 #	490,000	554,925

		14,534,915

Brokerage – 0.01%
Affiliated Managers Group 3.50% 8/1/25	5,000	4,988
Jefferies Group
5.125% 1/20/23	10,000	10,955
6.45% 6/8/27	5,000	5,785
6.50% 1/20/43	5,000	5,630

		27,358

Capital Goods – 1.49%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	560,000	585,200
BWAY Holding
144A 5.50% 4/15/24 #	545,000	558,625
144A 7.25% 4/15/25 #	315,000	321,300
CCL Industries 144A 3.25% 10/1/26 #	5,000	4,862
Crane 4.45% 12/15/23	10,000	10,585
Flex Acquisition 144A 6.875% 1/15/25 #	420,000	440,738
General Electric
2.10% 12/11/19	35,000	35,337
5.55% 5/4/20	5,000	5,536
6.00% 8/7/19	10,000	10,927
KLX 144A 5.875% 12/1/22 #	310,000	327,825
Lennox International 3.00% 11/15/23	5,000	5,013
Masco 3.50% 4/1/21	5,000	5,165
Rockwell Collins 3.20% 3/15/24	5,000	5,078
Roper Technologies 2.80% 12/15/21	5,000	5,071

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	190,000	$210,425
TransDigm 6.375% 6/15/26	430,000	441,825
United Technologies 3.75% 11/1/46	5,000	4,887

		2,978,399

Consumer Cyclical – 2.85%
AMC Entertainment Holdings 144A 6.125% 5/15/27 #	410,000	424,862
American Tire Distributors 144A 10.25% 3/1/22 #	355,000	372,750
Boyd Gaming 6.375% 4/1/26	870,000	951,432
Dollar General 3.875% 4/15/27	15,000	15,426
General Motors Financial 5.25% 3/1/26	5,000	5,388
Hyundai Capital America 144A 2.55% 2/6/19 #	10,000	10,044
JC Penney 8.125% 10/1/19	133,000	147,796
Landry’s 144A 6.75% 10/15/24 #	410,000	424,350
Live Nation Entertainment 144A 4.875% 11/1/24 #	404,000	410,060
Lowe’s
3.375% 9/15/25	5,000	5,206
3.70% 4/15/46	5,000	4,790
Marriott International 3.75% 3/15/25	5,000	5,154
MGM Resorts International 4.625% 9/1/26	435,000	437,719
Mohegan Tribal Gaming Authority 144A 7.875% 10/15/24 #	610,000	632,113
Penn National Gaming 144A 5.625% 1/15/27 #	440,000	446,050
Penske Automotive Group 5.50% 5/15/26	595,000	595,000
Scientific Games International 10.00% 12/1/22	710,000	775,675
Starbucks 2.70% 6/15/22	5,000	5,139
Toyota Motor Credit 2.80% 7/13/22	5,000	5,091
Walgreens Boots Alliance 3.10% 6/1/23	5,000	5,064

		5,679,109

(continues)	9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical – 1.94%
Abbott Laboratories
2.80% 9/15/20	5,000	$5,074
4.90% 11/30/46	5,000	5,340
Albertsons
144A 5.75% 3/15/25 #	65,000	64,838
144A 6.625% 6/15/24 #	405,000	420,188
Altria Group 3.875% 9/16/46	5,000	4,786
Anheuser-Busch InBev Finance 3.65% 2/1/26	25,000	25,757
Becton Dickinson & Co. 3.734% 12/15/24	3,000	3,062
Biogen 5.20% 9/15/45	5,000	5,577
Celgene
3.25% 8/15/22	5,000	5,163
3.875% 8/15/25	5,000	5,235
Coca-Cola 2.25% 9/1/26	5,000	4,767
Cott Holdings 144A 5.50% 4/1/25 #	480,000	492,600
Covidien International Finance 4.20% 6/15/20	20,000	21,297
Dean Foods 144A 6.50% 3/15/23 #	560,000	593,600
ESAL 144A 6.25% 2/5/23 #	1,000,000	918,125
JBS USA 144A 5.75% 6/15/25 #	430,000	417,100
Molson Coors Brewing
3.00% 7/15/26	5,000	4,865
4.20% 7/15/46	5,000	4,818
Mylan 3.95% 6/15/26	5,000	5,023
Nature’s Bounty 144A 7.625% 5/15/21 #	320,000	335,200
Pfizer 3.00% 12/15/26	5,000	5,030
Post Holdings
144A 5.00% 8/15/26 #	220,000	222,200
144A 5.75% 3/1/27 #	214,000	224,968
Reynolds American 4.00% 6/12/22	5,000	5,330
Shire Acquisitions Investments Ireland
2.40% 9/23/21	5,000	4,972
2.875% 9/23/23	5,000	4,963
Thermo Fisher Scientific 3.00% 4/15/23	10,000	10,147
Tyson Foods 3.55% 6/2/27	5,000	5,050
Zimmer Biomet Holdings 4.625% 11/30/19	30,000	31,722

		3,856,797

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Electric – 0.28%
Ameren 3.65% 2/15/26	5,000	$5,138
Ameren Illinois 9.75% 11/15/18	45,000	50,089
American Transmission Systems 144A 5.25% 1/15/22 #	15,000	16,628
Berkshire Hathaway Energy 3.75% 11/15/23	10,000	10,578
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	5,784
CMS Energy 6.25% 2/1/20	5,000	5,529
Commonwealth Edison 5.80% 3/15/18	5,000	5,171
Dominion Energy 3.90% 10/1/25	5,000	5,191
DTE Energy
2.85% 10/1/26	5,000	4,791
3.30% 6/15/22	5,000	5,134
Emera US Finance
3.55% 6/15/26	5,000	5,006
4.75% 6/15/46	5,000	5,195
Entergy Louisiana 4.05% 9/1/23	15,000	16,125
Exelon
3.497% 6/1/22	5,000	5,125
3.95% 6/15/25	10,000	10,417
Fortis 144A 3.055% 10/4/26 #	10,000	9,681
Great Plains Energy 4.85% 6/1/21	5,000	5,379
IPALCO Enterprises 5.00% 5/1/18	10,000	10,300
Kansas City Power & Light 3.65% 8/15/25	5,000	5,108
LG&E & KU Energy 4.375% 10/1/21	20,000	21,402
National Rural Utilities Cooperative Finance
2.85% 1/27/25	5,000	4,997
4.75% 4/30/43 ●	5,000	5,121
New York State Electric & Gas 144A 3.25% 12/1/26 #	5,000	5,046
NextEra Energy Capital Holdings 3.55% 5/1/27	5,000	5,094
NV Energy 6.25% 11/15/20	5,000	5,611
Pampa Energia 144A 7.50% 1/24/27 #	250,000	264,625
Pennsylvania Electric 5.20% 4/1/20	10,000	10,586

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Electric (continued)
PPL Electric Utilities 3.00% 9/15/21	10,000	$10,317
Public Service Co. of New Hampshire 3.50% 11/1/23	5,000	5,248
Public Service Co. of Oklahoma 5.15% 12/1/19	15,000	16,048
SCANA 4.125% 2/1/22	10,000	10,110
Southern 3.25% 7/1/26	10,000	9,835

		560,409

Energy – 7.39%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	415,000	436,787
AmeriGas Partners 5.875% 8/20/26	615,000	630,375
Anadarko Petroleum 6.60% 3/15/46	5,000	6,215
Antero Resources 5.625% 6/1/23	255,000	263,287
BP Capital Markets 3.216% 11/28/23	10,000	10,234
Cheniere Corpus Christi Holdings 144A
5.125% 6/30/27 #	90,000	91,350
5.875% 3/31/25	195,000	210,113
7.00% 6/30/24	205,000	230,625
Chesapeake Energy
144A 8.00% 12/15/22 #	205,000	222,425
144A 8.00% 1/15/25 #	135,000	134,831
Crestwood Midstream Partners 144A 5.75% 4/1/25 #	295,000	302,375
Ecopetrol 5.875% 5/28/45	500,000	461,875
Enbridge 5.50% 12/1/46	5,000	5,609
Energy Transfer
6.125% 12/15/45	5,000	5,585
9.70% 3/15/19	7,000	7,912
Energy Transfer Equity 5.50% 6/1/27	260,000	274,950
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	500,000	515,319
Genesis Energy
5.625% 6/15/24	100,000	97,750
5.75% 2/15/21	260,000	265,850
6.00% 5/15/23	80,000	80,000
6.75% 8/1/22	244,000	252,845
Gulfport Energy 6.625% 5/1/23	445,000	450,563

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Halcon Resources 144A 6.75% 2/15/25 #	230,000	$215,625
Hilcorp Energy I
144A 5.00% 12/1/24 #	208,000	198,120
144A 5.75% 10/1/25 #	154,000	151,305
Holly Energy Partners 144A 6.00% 8/1/24 #	225,000	238,781
Laredo Petroleum 6.25% 3/15/23	450,000	451,687
MPLX 4.875% 12/1/24	10,000	10,751
Murphy Oil 6.875% 8/15/24	555,000	582,750
Murphy Oil USA 5.625% 5/1/27	845,000	886,194
Newfield Exploration 5.375% 1/1/26	430,000	451,500
Noble Energy 5.05% 11/15/44	5,000	5,143
NuStar Logistics
5.625% 4/28/27	360,000	377,100
6.75% 2/1/21	220,000	240,900
Oasis Petroleum 6.875% 3/15/22	230,000	233,450
Petrobras Global Finance 7.25% 3/17/44	400,000	396,400
Petroleos Mexicanos 6.75% 9/21/47	750,000	773,250
Plains All American Pipeline 8.75% 5/1/19	10,000	11,213
QEP Resources 6.875% 3/1/21	605,000	638,275
Raizen Fuels Finance 144A 5.30% 1/20/27 #	900,000	927,000
Sabine Pass Liquefaction
5.00% 3/15/27	190,000	203,243
5.625% 3/1/25	15,000	16,673
Shell International Finance 4.00% 5/10/46	5,000	4,944
Southwestern Energy
4.10% 3/15/22	215,000	199,950
6.70% 1/23/25	430,000	426,775
Targa Resources Partners 144A 5.375% 2/1/27 #	620,000	649,450
Tesoro Logistics 5.25% 1/15/25	415,000	440,419
Transcanada Trust 5.30% 3/15/77 ●	5,000	5,134
Transocean 144A 9.00% 7/15/23 #	380,000	399,000
Transocean Proteus 144A 6.25% 12/1/24 #	195,000	201,825

(continues)	11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
WildHorse Resource Development 144A 6.875% 2/1/25 #	435,000	$423,037
Woodside Finance 144A 8.75% 3/1/19 #	15,000	16,637

		14,733,406

Financials – 0.64%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	400,000	424,500
Air Lease 3.00% 9/15/23	5,000	4,977
Aviation Capital Group
144A 2.875% 1/20/22 #	5,000	5,002
144A 4.875% 10/1/25 #	5,000	5,504
E*TRADE Financial 5.875% 12/29/49 ●	400,000	420,000
Park Aerospace Holdings 144A 5.50% 2/15/24 #	395,000	416,972

		1,276,955

Healthcare – 3.27%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	615,000	590,400
Change Healthcare Holdings 144A 5.75% 3/1/25 #	445,000	458,906
CHS 6.25% 3/31/23	175,000	181,475
DaVita
5.00% 5/1/25	450,000	448,313
5.125% 7/15/24	145,000	147,809
HCA 5.375% 2/1/25	950,000	1,001,063
5.875% 2/15/26	110,000	119,763
7.58% 9/15/25	175,000	197,750
HealthSouth
5.75% 11/1/24	620,000	643,250
5.75% 9/15/25	230,000	240,350
Hill-Rom Holdings
144A 5.00% 2/15/25 #	165,000	169,537
144A 5.75% 9/1/23 #	220,000	233,200
inVentiv Group Holdings 144A 7.50% 10/1/24 #	230,000	251,563
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	80,000	73,800
144A 5.625% 10/15/23 #	245,000	236,425
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	575,000	615,940
Tenet Healthcare 8.00% 8/1/20	635,000	647,700

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Healthcare (continued)
Tenet Healthcare 8.125% 4/1/22	250,000	$264,687

		6,521,931

Insurance – 0.67%
Berkshire Hathaway Finance 2.90% 10/15/20	35,000	36,179
Chubb INA Holdings 3.35% 5/3/26	5,000	5,163
HUB International 144A 7.875% 10/1/21 #	435,000	455,663
Liberty Mutual Group 144A 4.95% 5/1/22 #	5,000	5,524
Manulife Financial 4.061% 2/24/32 ●	10,000	10,154
MetLife 6.40% 12/15/36	100,000	114,338
Principal Life Global Funding II 144A 3.00% 4/18/26 #	5,000	4,956
Progressive 4.125% 4/15/47	5,000	5,198
Prudential Financial 5.375% 5/15/45 ●	5,000	5,376
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	5,000	5,085
144A 4.125% 11/1/24 #	10,000	10,402
USIS Merger Sub 144A 6.875% 5/1/25 #	655,000	664,825
XLIT 4.45% 3/31/25	5,000	5,190

		1,328,053

Media – 4.41%
Altice Luxembourg 144A 7.75% 5/15/22 #	430,000	457,413
CCO Holdings
144A 5.50% 5/1/26 #	25,000	26,488
144A 5.75% 2/15/26 #	325,000	348,969
144A 5.875% 5/1/27 #	460,000	491,050
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	325,000	363,187
CSC Holdings 144A 10.875% 10/15/25 #	800,000	976,000
DISH DBS 7.75% 7/1/26	382,000	449,805
Gray Television 144A 5.875% 7/15/26 #	615,000	625,762
Lamar Media 5.75% 2/1/26	360,000	391,050
Nexstar Broadcasting 144A 5.625% 8/1/24 #	580,000	585,800
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	855,000	874,237

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Media (continued)
SFR Group 144A 7.375% 5/1/26 #	640,000	$695,597
Sinclair Television Group 144A 5.125% 2/15/27 #	435,000	425,213
Sirius XM Radio 144A 5.375% 4/15/25 #	380,000	391,400
Tribune Media 5.875% 7/15/22	375,000	397,031
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	410,000	418,713
VTR Finance 144A 6.875%1/15/24 #	430,000	458,487
WideOpenWest Finance 10.25%7/15/19	401,000	416,519

		8,792,721

Real Estate Investment Trusts – 1.75%
American Tower Trust I 144A 3.07% 3/15/23 #	20,000	20,227
CC Holdings GS V 3.849% 4/15/23	5,000	5,261
Corporate Office Properties
3.60% 5/15/23	5,000	4,966
5.25% 2/15/24	10,000	10,690
CubeSmart 3.125% 9/1/26	5,000	4,780
CyrusOne 144A 5.375% 3/15/27 #	380,000	392,350
DDR 7.875% 9/1/20	20,000	23,066
Education Realty Operating Partnership 4.60% 12/1/24	5,000	5,137
ESH Hospitality 144A 5.25% 5/1/25 #	580,000	594,117
GEO Group
5.125% 4/1/23	165,000	166,650
5.875% 1/15/22	700,000	731,500
5.875% 10/15/24	140,000	144,900
6.00% 4/15/26	280,000	291,200
Hospitality Properties Trust 4.50% 3/15/25	5,000	5,152
Host Hotels & Resorts 4.50% 2/1/26	5,000	5,258
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	420,000	439,950
LifeStorage 3.50% 7/1/26	5,000	4,829
Realty Income 4.125% 10/15/26	5,000	5,210
Uniti Group 144A 7.125% 12/15/24 #	630,000	633,150

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Real Estate Investment Trusts (continued)
WP Carey 4.60% 4/1/24	5,000	$5,244

		3,493,637

Services – 2.17%
Advanced Disposal Services 144A 5.625% 11/15/24 #	425,000	437,219
Avis Budget Car Rental 144A 6.375% 4/1/24 #	345,000	341,550
CDK Global 5.00% 10/15/24	395,000	410,539
Covanta Holding 5.875% 7/1/25	420,000	410,550
Herc Rentals 144A 7.75% 6/1/24 #	425,000	455,812
KAR Auction Services 144A 5.125% 6/1/25 #	205,000	209,613
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,195,000	1,309,529
Team Health Holdings 144A 6.375% 2/1/25 #	320,000	311,600
United Rentals North America 5.50% 5/15/27	430,000	442,900

		4,329,312

Technology – 1.79%
Apple 3.20% 5/11/27	5,000	5,072
Applied Materials 4.35% 4/1/47	5,000	5,266
CDW Finance 5.00% 9/1/25	215,000	222,525
Cisco Systems 1.85% 9/20/21	5,000	4,953
CommScope Technologies
144A 5.00% 3/15/27 #	430,000	431,075
144A 6.00% 6/15/25 #	240,000	256,248
Entegris 144A 6.00% 4/1/22 #	415,000	434,194
First Data 144A 7.00% 12/1/23 #	815,000	880,200
Infor US 6.50% 5/15/22	365,000	381,881
Microsoft 4.25% 2/6/47	15,000	15,984
National Semiconductor 6.60% 6/15/17	20,000	20,030
Sensata Technologies UK
Financing 144A 6.25% 2/15/26 #	350,000	383,250
Solera 144A 10.50% 3/1/24 #	255,000	293,250
Symantec 144A 5.00% 4/15/25 #	215,000	223,600

		3,557,528

(continues)	13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Telecommunications – 3.79%
AT&T
4.25% 3/1/27	10,000	$10,311
5.25% 3/1/37	5,000	5,242
CenturyLink
5.80% 3/15/22	210,000	220,500
6.75% 12/1/23	370,000	396,825
7.50% 4/1/24	245,000	268,887
Cincinnati Bell 144A 7.00% 7/15/24 #	610,000	640,500
Columbus Cable Barbados 144A 7.375% 3/30/21 #	470,000	501,960
Crown Castle Towers 144A 4.883% 8/15/20 #	30,000	32,021
Digicel Group 144A 7.125% 4/1/22 #	1,250,000	1,100,000
Historic TW 6.875% 6/15/18	25,000	26,336
Level 3 Financing 5.375% 5/1/25	360,000	379,350
Radiate Holdco 144A 6.625% 2/15/25 #	430,000	440,750
Sprint 7.125% 6/15/24	725,000	817,347
Sprint Communications 7.00% 8/15/20	302,000	334,087
Telecom Italia 144A 5.303% 5/30/24 #	200,000	214,124
Time Warner Cable 7.30% 7/1/38	10,000	12,772
Time Warner Entertainment 8.375% 3/15/23	10,000	12,644
T-Mobile USA
6.375% 3/1/25	155,000	168,369
6.50% 1/15/26	480,000	531,000
Verizon Communications 5.25% 3/16/37	5,000	5,342
Wind Acquisition Finance 144A 7.375% 4/23/21 #	605,000	630,788
Zayo Group 144A 5.75% 1/15/27 #	165,000	174,469
6.375% 5/15/25	580,000	625,675

		7,549,299

Transportation – 0.32%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 # ◆	4,681	4,747
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ◆	4,289	4,364

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ◆	4,520	$4,520
ERAC USA Finance 144A 5.25% 10/1/20 #	15,000	16,416
Penske Truck Leasing
144A 3.30% 4/1/21 #	5,000	5,128
144A 4.20% 4/1/27 #	5,000	5,182
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	4,439	4,605
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	4,569	4,700
United Parcel Service 5.125% 4/1/19	10,000	10,622
XPO Logistics 144A 6.125% 9/1/23 #	535,000	566,431

		626,715

Utilities – 1.18%
AES
5.50% 4/15/25	345,000	360,525
6.00% 5/15/26	50,000	53,750
Calpine
5.50% 2/1/24	205,000	198,594
5.75% 1/15/25	540,000	515,025
Dynegy
6.75% 11/1/19	210,000	217,087
7.375% 11/1/22	220,000	217,250
144A 8.00% 1/15/25 #	120,000	117,012
Emera 6.75% 6/15/76 ●	395,000	440,425
Enel 144A 8.75% 9/24/73 #●	200,000	237,000

		2,356,668

Total Corporate Bonds (cost $82,868,010)		85,870,536

Non-Agency Asset-Backed Securities – 0.06%

Citicorp Residential Mortgage Trust
Series 2006-3 A5
5.611% 11/25/36 f	100,000	104,265
Nissan Auto Receivables
Owner Trust
Series 2016-A A2B 1.339% 2/15/19 ●	11,655	11,666

Total Non-Agency
Asset-Backed Securities (cost $98,655)		115,931

14

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligation – 0.00%

Citicorp Mortgage Securities Trust
Series 2007-1 2A1 5.50% 1/25/22	3,540	$3,559

Total Non-Agency Collateralized Mortgage Obligation (cost $3,466)		3,559

Regional Bond – 0.53%Δ

Argentina – 0.53%
Provincia de Cordoba 144A 7.45% 9/1/24 #	1,000,000	1,052,210

Total Regional Bond (cost $1,008,762)		1,052,210

Loan Agreements – 1.06% «

Accudyne Industries Borrower 1st Lien 4.147% 12/13/19	220,407	219,829
Applied Systems 2nd Lien 7.647% 1/23/22	628,724	635,273
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	276,000	279,968
Kronos 2nd Lien 9.42% 11/1/24	425,000	442,000
Russell Investments US Institutional Holdco
Tranche B 1st Lien 6.795% 6/1/23	397,823	401,801
VC GB Holdings 2nd Lien 9.044% 2/28/25	130,000	128,700

Total Loan Agreements (cost $2,002,341)		2,107,571

Sovereign Bonds – 4.11%Δ

Indonesia – 2.57%
Indonesia Government International Bonds
144A 5.125% 1/15/45 #	1,000,000	1,086,066
6.625% 2/17/37	1,350,000	1,680,648
144A 6.75% 1/15/44 #	1,800,000	2,350,402

		5,117,116

Mexico – 1.54%
Mexico Government International Bond
4.15% 3/28/27	1,613,000	1,667,358
4.35% 1/15/47	1,500,000	1,402,500

		3,069,858

Total Sovereign Bonds (cost $7,968,424)		8,186,974

	Principal amount°	Value (US $)

US Treasury Obligations – 0.73%

US Treasury Bond 3.00% 5/15/47	105,000	$107,758
US Treasury Notes 1.125% 7/31/21	190,000	185,855
1.375% 1/31/21	60,000	59,550
1.50% 8/15/26	1,045,000	984,464
1.875% 4/30/22	55,000	55,295
2.00% 12/31/21	5,000	5,060
2.25% 2/15/27	50,000	50,151

Total US Treasury Obligations (cost $1,485,033)		1,448,133

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Pass Auction Through Trust
Series 2007-B 144A 0.00% 1/15/87 # ◆	500,000	0

Total Leveraged Non-Recourse Security (cost $425,000)		0

	Number of shares

Limited Partnership – 0.42%

Merion Countryside =p†	749,700	838,090

Total Limited Partnership (cost $682,165)		838,090

Master Limited Partnership – 0.25%

Ares Management	9,000	162,450
Brookfield Infrastructure Partners	8,100	328,050

Total Master Limited Partnership (cost $283,073)		490,500

Preferred Stock – 0.62%

Bank of America 6.50% ●	470,000	520,525
Colony NorthStar 8.50%	3,580	93,295
Freddie Mac 6.02%	40,000	198,000
General Electric 5.00% ●	10,000	10,565
GMAC Capital Trust I 6.967% ●	12,000	306,240
Integrys Holding 6.00% ●	300	8,029
Vornado Realty Trust 6.625%	3,700	94,572

Total Preferred Stock (cost $2,021,585)		1,231,226

(continues)	15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Number of shares	Value (US $)

Rights – 0.01%

Safeway CVR =†	23,200	$23,546
Safeway CVR =	23,200	0

Total Rights (cost $0)		23,546

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 †	12,540	835

Total Warrant (cost $104)		835

	Principal amount°

Short-Term Investments – 2.64%

Repurchase Agreements – 2.64%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $1,114,524 (collateralized by US government obligations 0.00%–1.00% 8/3/17–9/15/17; market value $1,136,791)	1,114,501	1,114,501
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $1,857,538 (collateralized by US government obligations 0.75%–3.625% 6/30/17–2/15/45; market value $1,894,652)	1,857,502	1,857,502
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $2,298,047 (collateralized by US government obligations 0.00%–2.125% 7/27/17–11/15/45; market value $2,343,957)	2,297,997	2,297,997

Total Short-Term Investments (cost $5,270,000)		5,270,000

Total Value of Securities – 140.05% (cost $256,508,409)		$279,126,360

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $60,052,732, which represents 30.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❖	Securities have been classified by type of business. Aggregate classification by country of origin has been presented in “Security type / sector and country allocations” on page 2.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2017, the aggregate value of fair valued securities was $861,636, which represents 0.43% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at May 31, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2017, the aggregate value of restricted securities was $838,090, which represented 0.42% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and table below for additional details on restricted securities.

†	Non-income producing security.
●	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2017.

Restricted Securities

Investment	Date of Acquisition	Number of Shares restricted	Cost	Value	Price per Share
Merion Countryside	5/11/16	693,472	$626,386	$775,233	$1.118
Merion Countryside	4/7/17	56,228	55,779	62,857	1.118

Total		749,700	$682,165	$838,090

The following foreign currency exchange contracts were outstanding at May 31, 2017:1

Foreign Currency Exchange Contracts

. Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date (Depreciation)	Unrealized Appreciation
BNYM	EUR	(20,308)	USD	22,818	6/1/17	$4
BNYM	EUR	(107,251)	USD	120,511	6/2/17	20

						$24

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

BNYM – Bank of New York Mellon

CVR – Contingent Value Rights

ETN – Exchange-Traded Note

EUR – European Monetary Unit

FDR – Finnish Depositary Receipt

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

LB – Lehman Brothers

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Enhanced Global Dividend and Income Fund

May 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$273,856,360
Short-term investments, at value[2]	5,270,000
Cash	173,108
Foreign currencies, at value[3]	138,236
Dividend and interest receivable	2,577,845
Receivable for securities sold	408,634
Foreign tax reclaim receivable	318,257
Unrealized appreciation of foreign currency exchange contracts	24
Other assets[4]	105,920

Total assets	282,848,384

Liabilities:
Borrowing under line of credit	82,000,000
Payable for securities purchased	755,930
Bond proceeds payable[4]	353,068
Investment management fees payable to affiliates	226,082
Other accrued expenses	180,219
Interest expense payable on line of credit	11,133
Other affiliates payable	5,132
Reports and statements to shareholders expenses payable to affiliates	4,617
Trustees’ fees and expenses payable	1,126
Legal fees payable to affiliates	133
Accounting and administration expenses payable to affiliates	1,102

Total liabilities	83,538,542

Total Net Assets	$199,309,842

Net Assets Consist of:
Paid-in capital	$203,555,155
Distributions in excess of net investment income	(1,481,202)
Accumulated net realized loss on investments	(25,386,298)
Net unrealized appreciation of investments	22,617,951
Net unrealized appreciation of foreign currencies	4,212
Net unrealized appreciation of foreign currency exchange contracts	24

Total Net Assets	$199,309,842

Net Asset Value

Common Shares
Net assets	$199,309,842
Shares of beneficial interest outstanding	15,841,148
Net asset value per share	$12.58

[1] Investments, at cost	$251,238,409
[2] Short-term investments, at cost	5,270,000
[3] Foreign currencies, at cost	137,385
[4] See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2017 (Unaudited)

Investment Income:
Interest	$3,554,322
Dividends	2,916,715
Foreign tax withheld	(231,106)

6,239,931

Expenses:
Management fees	1,291,643
Interest expense	699,346
Reports and statements to shareholders expenses	74,295
Accounting and administration expenses	41,895
Dividend disbursing and transfer agent fees and expenses	29,348
Legal fees	24,684
Custodian fees	22,213
Audit and tax fees	22,033
Trustees’ fees and expenses	4,692
Registration fees	507
Other expenses	27,624

Total operating expenses	2,238,280

Net Investment Income	4,001,651

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	41,038
Foreign currencies	(21,164)
Foreign currency exchange contracts	1,175
Options written	52,220

Net realized gain	73,269

Net change in unrealized appreciation (depreciation) of:
Investments	19,062,717
Foreign currencies	35,489
Foreign currency exchange contracts	24

Net change in unrealized appreciation (depreciation)	19,098,230

Net Realized and Unrealized Gain	19,171,499

Net Increase in Net Assets Resulting from Operations	$23,173,150

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six months
	ended
	5/31/17	Year ended
	(Unaudited)	11/30/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,001,651	$6,740,080
Net realized gain (loss)	73,269	(1,829,034)
Net change in unrealized appreciation (depreciation)	19,098,230	7,397,019

Net increase in net assets resulting from operations	23,173,150	12,308,065

Dividends and Distributions to Shareholders from:
Net investment income	(4,990,436)	(6,430,971)
Return of capital	—	(6,773,374)

	(4,990,436)	(13,204,345)

Capital Share Transactions:
Cost of shares repurchased[1]	(92,715)	(138,113)

Decrease in net assets derived from capital share transactions	(92,715)	(138,113)

Net Increase (Decrease) in Net Assets	18,089,999	(1,034,393)

Net Assets:
Beginning of period	181,219,843	182,254,236

End of period	$199,309,842	$181,219,843

Distributions in excess of net investment income	$(1,481,202)	$(492,417)

1See Note 4 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2017 (Unaudited)

Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$23,173,150

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments, net	32,911
Proceeds from disposition of investment securities	69,411,989
Purchase of investment securities	(69,546,810)
Proceeds from disposition of short-term investment securities, net	1,427,624
Net realized (gain) loss on investments	(41,038)
Net realized (gain) loss on options written	(52,220)
Net change in unrealized (appreciation) depreciation of investments	(19,062,717)
Net change in unrealized (appreciation) depreciation of foreign currencies	(35,489)
Net change in unrealized (appreciation) depreciation of foreign currency exchange contracts	(24)
Noncash adjustments for dividend income return of capital	104,515
Premiums on options written	52,220
(Increase) decrease in receivable for securities sold	933,970
(Increase) decrease in dividends and interest receivable	(274,741)
(Increase) decrease in foreign dividend reclaim receivable	(139,022)
Increase (decrease) in payable for securities purchased	(888,259)
Increase (decrease) in other affiliates payable	2,067
Increase (decrease) in Trustees’ fees and expenses payable to affiliates	(89)
Increase (decrease) in accounting and administration expenses payable to affiliates	88
Increase (decrease) in investment management fees payable to affiliates	21,734
Increase (decrease) in reports and statements to shareholders expenses payable to affiliates	4,485
Increase (decrease) in legal fees payable to affiliates	(903)
Increase (decrease) in other accrued expenses	70,840
Increase (decrease) in interest expense payable	2,277

Total adjustments	(17,976,592)

Net cash provided by operating activities	5,196,558

Cash provided by (used for) financing activities:
Cost of shares repurchased	(92,715)
Cash dividends and distributions paid to shareholders	(4,990,436)

Net cash used for financing activities	(5,083,151)

Effect of exchange rates on cash	35,489

Net increase in cash	148,896
Cash at beginning of period*	162,448

Cash at end of period*	311,344

Cash paid for interest expense on leverage	$697,069

*Includes foreign currencies, at value as shown on the “Statement of assets and liabilities.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	5/31/17[1]	Year ended
	(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12
Net asset value, beginning of period	$11.43	$11.49	$13.19	$13.52	$12.02	$11.35

Income (loss) from investment operations:
Net investment income[2]	0.25	0.42	0.57	0.59	0.58	0.56
Net realized and unrealized gain (loss)	1.21	0.35	(1.37)	(0.02)	1.82	1.26

Total from investment operations	1.46	0.77	(0.80)	0.57	2.40	1.82

Less dividends and distributions from:
Net investment income	(0.31)	(0.40)	(0.73)	(0.90)	(0.90)	(0.63)
Return of capital	—	(0.43)	(0.17)	—	—	(0.52)

Total dividends and distributions	(0.31)	(0.83)	(0.90)	(0.90)	(0.90)	(1.15)

Net asset value, end of period	$12.58	$11.43	$11.49	$13.19	$13.52	$12.02

Market value, end of period	$11.37	$9.65	$9.72	$11.96	$12.25	$11.10

Total return based on3:
Net asset value	13.40%	8.65%	(5.30% )	4.94%	21.19%	16.85%
Market value	21.30%	8.44%	(11.65% )	5.02%	18.91%	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$199,310	$181,220	$182,254	$209,280	$214,429	$190,602
Ratio of expenses to average net assets[4,5,6]	2.35%	2.30%	2.10%	1.88%	1.88%	2.15%
Ratio of net investment income to average net assets[7]	4.21%	3.79%	4.52%	4.31%	4.47%	4.74%
Portfolio turnover	26%	54%	48%	56%	56%	53%
Leverage analysis:
Debt outstanding at end of period at par (000 omitted)	$82,000	$82,000	$84,000	$87,000	$65,725	$65,725
Asset coverage per $1,000 of debt outstanding at end of period	$3,431	$3,210	$3,170	$3,406	$4,263	$3,900

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of interest expense to average net assets for the six months ended May 31, 2017 and the years ended Nov. 30, 2016, 2015, 2014, 2013, and 2012 were 0.74%, 0.59%, 0.47%, 0.37%, 0.36%, and 0.56%, respectively.

[5]

The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2017 and the years ended Nov. 30, 2016, 2015, 2014, 2013, and 2012 were 0.51%, 0.41%, 0.33%, 0.27%, 0.27%, and 0.42%, respectively.

[6]

The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2017 and the years ended Nov. 30, 2016, 2015, 2014, 2013, and 2012 were 1.13%, 1.19%, 1.14%, 1.13%, 1.15%, and 1.19%, respectively.

[7]

The ratio of net investment income to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2017 and the years ended Nov. 30, 2016, 2015, 2014, 2013, and 2012 were 2.94%, 2.63%, 3.15%, 3.21%, 3.38%, and 3.57%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

May 31, 2017 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust, and is a diversified closed-end management investment company under the Investment Company Act of 1940 (1940 Act), as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The primary investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended May 31, 2017 and for all open tax years (years ended Nov. 30, 2013–Nov. 30, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During six months ended May 31, 2017, the Fund did not incur any interest or tax penalties.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers is to convert (to the extent of such current year gains) what would otherwise be non-taxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for

(continues)	23

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)

shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of non-taxable returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2017 in early 2018.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017, and matured on the next business day.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), and the investment manager, an annual fee of 0.95%, calculated daily and paid monthly, of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average daily net assets excludes the line of credit liability.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets (excluding the line of credit liability) of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2017, the Fund was charged $6,324 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2017, the Fund was charged $11,508 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are Officers and/or Trustees of the Fund. These Officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the Fund engaged in securities sales of $2,113,405, which resulted in net realized gain of $14,539. The Fund did not engage in securities purchase under Rule 17a-7 during the six months ended May 31, 2017.

3. Investments

For the six months ended May 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$68,971,614
Purchases of US government securities	575,196
Sales other than US government securities	68,954,735
Sales of US government securities	457,254

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$256,651,616

Aggregate unrealized appreciation of investments	$38,174,927
Aggregate unrealized depreciation of investments	(15,700,183)

Net unrealized appreciation of investments	$22,474,744

Under the Act, net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term

(continues)	25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

3. Investments (continued)

losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates for the Fund were as follows:

Pre-enactment capital loss	No expiration
Expiration date	Post-enactment capital loss character
2017	Short-term	Long-term	Total
$22,248,222	$926,645	$1,041,514	$24,216,381

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$139,229,212	$—	$—	$139,229,212
Convertible Preferred Stock[1]	1,746,769	2,912,356	—	4,659,125
Exchange-Traded Note	21,056	—	—	21,056
Agency, Asset-Backed and Mortgage-Backed Securities	—	281,620	—	281,620
Corporate Debt	—	114,286,262	—	114,286,262
Foreign Debt	—	9,239,184	—	9,239,184
Loan Agreements	—	2,107,571	—	2,107,571
Limited Partnership	—	—	838,090	838,090
Master Limited Partnership	490,500	—	—	490,500
Preferred Stock[1]	494,107	737,119	—	1,231,226
Rights	—	—	23,546	23,546
Warrant	835	—	—	835
US Treasury Obligations	—	1,448,133	—	1,448,133
Short-Term Investments	—	5,270,000	—	5,270,000

Total Value of Securities	$141,982,479	$136,282,245	$861,636	$279,126,360

Derivatives:
Foreign Currency Exchange Contracts	$—	$24	$—	$24

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	37.49%	62.51%	100.00%
Preferred Stock	40.13%	59.87%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

(continues)	27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc. (Computershare), in the open market, if the shares of the Fund are trading at a discount to the Fund’s NAV on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s NAV on the dividend payment date, the Fund will issue shares to shareholders of record at NAV. During the six months ended May 31, 2017 and year ended Nov. 30, 2016, the Fund did not issue any shares under the Fund’s dividend reinvestment plan.

The Fund’s implemented an open-market share repurchase program pursuant to which the Fund may purchase up to 10% of the Fund’s shares, from time to time, in open-market transactions, at the discretion of management. The share repurchase program commenced on Aug. 1, 2016 and has no stated expiration date. For the six months ended May 31, 2017 and year ended Nov. 30, 2016, the Fund repurchased 9,041 and 13,427 common shares valued at $92,715, and $138,113, respectively. The weighted average discount per share at the repurchase date was 13.01% and 14.56% for the six months ended May 31, 2017 and year ended Nov. 30, 2016, respectively.

5. Line of Credit

For the six months ended May 31, 2017, the Fund borrowed a portion of the money available to it pursuant to a $87,000,000 Amended and Restated Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expired on June 16, 2017. Effective June 16, 2017, the Fund entered into Amendment No. 2 to Amended and Restated Credit Agreement that is scheduled to terminate on June 15, 2018. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2017, the par value of loans outstanding was $82,000,000, at a variable interest rate of 1.78%. During the six months ended May 31, 2017, the average daily balance of loans outstanding was $82,000,000, at a weighted average interest rate of approximately 1.71%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee under the Amended and Restated Credit Agreement was computed at a rate of 0.15% per annum on the unused balance. The rate under the Amendment No. 2 to Amended and Restated Credit Agreement is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2017, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No option contracts were outstanding at May 31, 2017.

Transactions in options written during the six months ended May 31, 2017 for the Fund were as follows:

	Number of Contracts	Premiums
Options outstanding at Nov. 30, 2016	—	$—
Options written	2,100	52,220
Options expired	(2,100)	(52,220)

Options outstanding at May 31, 2017	—	$—

During the six months ended May 31, 2017, the Fund used options contracts to facilitate investments in portfolio securities.

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2017 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Options Written	Total
Currency contracts	$1,175	$—	$1,175
Equity contracts	—	52,220	52,220

Total	$1,175	$52,220	$53,395

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts
Currency contracts	$24

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2017:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	80,993	USD	97,494
Options contracts (average notional value)		—		1,334

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net

(continues)	29

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

7. Offsetting (continued)

information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$24	—	$24

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$24	$—	$—	$—	$—	$24

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$1,114,501	$(1,114,501)	$ —	$(1,114,501)	$ —
Bank of Montreal	1,857,502	(1,857,502)	—	(1,857,502)	—
BNP Paribas	2,297,997	(2,297,997)	—	(2,297,997)	—

Total	$5,270,000	$(5,270,000)	$ —	$(5,270,000)	$ —

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received by the Fund is generally invested in a series of individual separate accounts, each corresponding to the Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s NAV could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that

(continues)	31

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

9. Credit and Market Risk (continued)

such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating-rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $353,068 and an asset of $105,920 based on the expected recoveries to unsecured creditors as of May 31, 2017 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Investments in REITs

On March 3, 2017, the Fund announced an increase in the investment authority to allow the Fund to invest up to 25% of its net assets in securities issued by real estate investment trusts (REITs).

Effective May 2, 2017, the Fund’s investment objectives were restated as follows:

The Fund’s primary investment objective is to seek current income, with a secondary objective of capital appreciation. The Fund invests globally in dividend-paying or income-generating securities across multiple asset classes, including but not limited to: equity securities of large, well-established companies; securities issued by real estate companies (including real estate investment trusts and real estate industry operating companies); debt securities (such as government bonds; investment grade and high risk, high yield corporate bonds; and convertible bonds); and emerging market securities. The Fund also uses enhanced income strategies by engaging in dividend capture trading; option overwriting; and realization of gains on the sale of securities, dividend growth, and currency forwards.

Under normal market conditions, the Fund will invest: (1) at most 60% of its net assets in securities of US issuers; and (2) at least 40% of its net assets in securities of non-US issuers, unless market conditions are not deemed favorable by the Manager, in which case, the Fund would invest at least 30% of its net assets in securities of non-US issuers; and 3) the Fund may invest up to 25% of its net assets in securities issued by real estate companies (including real estate investment trusts and real estate industry operating companies). In addition, the Fund utilizes leveraging techniques in an attempt to obtain higher return for the Fund.

Effective May 2, 2017, the Fund’s investment policies relating to real estate investment trusts apply as follows:

The Fund may invest up to 25% of its net assets in REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-US countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

Dividend Reinvestment Plan – Notice of plan administrator address change

Computershare Trust Company, N.A. is now the plan administrator for the dividend reinvestment plan. All written correspondence in connection with the dividend reinvestment plan should be mailed to Computershare Trust Company, N.A. at:

Regular mail:

Computershare

P.O. Box 505000

Louisville, KY 40233-5000

For overnight delivery services:

Computershare

462 South 4th Street

Louisville, KY 40202

All written correspondence should contain your account number and the name of the security that appears on your stock certificate or account statement.

34

Fund management

Roger A. Early, CPA, CFA

Executive Director, Global Co-Head of Fixed Income — Macquarie Investment Management

Roger A. Early is global co-head of the firm’s fixed income team. He rejoined Macquarie Investment Management (MIM), which includes the former Delaware Investments, in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in the Americas in February 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left the firm as head of its US investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining the firm in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Mr. Early has been a co-portfolio manager of the Fund since January 2008.

Liu-Er Chen, CFA

Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Macquarie Investment Management (MIM), which includes the former Delaware Investments, in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He received his medical education in China, and he has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Mr. Chen has been a co-portfolio manager of the Fund since June 2007.

Edward A. “Ned” Gray, CFA

Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray manages the Global and International Value Equity strategies and has worked with the investment team for more than 25 years. Prior to joining Macquarie Investment Management (MIM), which includes the former Delaware Investments, in June 2005 in his current position, Gray worked with the team as a portfolio manager at Arborway Capital and Thomas Weisel Partners. At ValueQuest/TA, which he joined in 1987, Gray was a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business, and law from Tufts University’s Fletcher School of Law and Diplomacy.

Mr. Gray has been a co-portfolio manager of the Fund since July 2008.

(continues)	35

Other Fund information (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management (continued)

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Macquarie Investment Management (MIM), which includes the former Delaware Investments. Zenouzi created this team, including its process and its institutional and retail products, during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global real estate securities strategy. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined the firm in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Mr. Zenouzi has been a co-portfolio manager of the Fund since June 2007.

Damon J. Andres, CFA

Vice President, Senior Portfolio Manager

Damon J. Andres joined Macquarie Investment Management (MIM), which includes the former Delaware Investments, in 1994 as an analyst, and is currently a senior portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Mr. Andres has been a co-portfolio manager of the Fund since June 2007.

Wayne A. Anglace, CFA

Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s corporate and convertible bond strategies. Prior to joining Macquarie Investment Management (MIM), which includes the former Delaware Investments, in March 2007 as a research analyst for the firm’s high grade, high yield, and convertible bond portfolios, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore, where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Mr. Anglace has been a co-portfolio manager of the Fund since March 2010.

Adam H. Brown, CFA

Senior Vice President, Senior Portfolio Manager, Co-Head of High Yield — Macquarie Investment Management, Americas

Adam H. Brown is a senior portfolio manager on the firm’s taxable fixed income team. He manages the bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies. Brown joined Macquarie Investment Management (MIM), which includes the former Delaware Investments, in April 2011 as part of the firm’s integration of Macquarie Four Corners Capital Management, where he had worked since 2002. At Four Corners, he was a co-portfolio manager on four collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned a bachelor’s degree in accounting from the University of Florida and an MBA from the A.B. Freeman School of Business at Tulane University.

Mr. Brown has been a co-portfolio manager of the Fund since July 2016.

Craig C. Dembek, CFA

Senior Vice President, Head of Credit Research — Macquarie Investment Management, Americas

Craig C. Dembek is head of credit research and a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs). He rejoined Macquarie Investment Management (MIM), which includes the former Delaware Investments, in March 2007. During his previous time at the firm, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Mr. Dembek has been a co-portfolio manager of the Fund since December 2012.

Paul A. Matlack, CFA

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Macquarie Investment Management (MIM), which includes the former Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Mr. Matlack has been a co-portfolio manager of the Fund since December 2012.

John P. McCarthy, CFA

Senior Vice President, Senior Portfolio Manager, Co-Head of High Yield — Macquarie Investment Management, Americas

John P. McCarthy is a senior portfolio manager and co-head for the firm’s high yield strategies, a role he assumed in July 2016. From December 2012 to June 2016, he was co-head of credit research on the firm’s taxable fixed income team. McCarthy rejoined Macquarie Investment Management (MIM), which includes the former Delaware Investments, in March 2007 as a senior research analyst, after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Prior to rejoining Delaware Investments, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Mr. McCarthy has been a co-portfolio manager of the Fund since December 2012.

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Equity

D. Tysen Nutt Jr. is currently senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Macquarie Investment Management (MIM), which includes the former Delaware Investments, in 2004 as senior vice president and senior portfolio manager, Nutt led the US Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Mr. Nutt has been a co-portfolio manager of the Fund since June 2007.

(continues)	37

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Trustees

Shawn K. Lytle

President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds by Macquarie

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow†

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry†

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth†

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford†

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

†Audit committee member

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Funds by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Funds by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds by Macquarie

Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling

866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/closed-end/ literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT) Philadelphia, PA

Principal office of the Fund

2005 Market Street

Philadelphia, PA 19103-7094

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

Website

delawarefunds.com/closed-end

Your reinvestment options Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

	(a)	(b)	(c)	(d)

			Total Number of	Maximum Number (or
			Shares Purchased	Approximate Dollar
		Average	as Part of	Value) of Shares that
	Total Number of	Price	Publicly	May Yet Be Purchased
	Shares	Paid per	Announced Plans	Under the Plans or
Period	Purchased(1)	Share	or Program	Programs
Month #1 (1/1/2017 - 1/31/2017)	9,041.00	10.2349	9,041.00	15,841,147.6820
Month #2 (2/1/2017 - 2/28/2017)	0	-	0	15,841,147.6820
Month #3 (3/1/2017 - 3/31/2017)	0	-	0	15,841,147.6820
Month #4 (4/1/2017 - 4/30/2017)	0	-	0	15,841,147.6820
Month #5 (5/1/2017 - 5/31/2017)	0	-	0	15,841,147.6820
Month #6 (6/1/2017 - 6/30/2017)	0	-	0	15,841,147.6820
Total	9,041.00	10.2349	9,041.00	15,841,147.6820

1.	The Board previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Effective July 25, 2016, the Board approved a modification to the Fund’s previously announced open-market share repurchase program to authorize the Fund to repurchase up to 10% of the Fund’s shares outstanding in open market transactions as of that date, at the discretion of management. Since the inception of the program, the Fund had repurchased a total of 22,468 shares.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2017